Note 5 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]
	December 31
	2013	2012

Time deposits	$24,015	$12,030
Savings and checking accounts	16,499	14,321
Money market mutual funds	1,764	1,528
Petty cash	15	19

	$42,293	$27,898